Borrowings - Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Total amount of loan	$ 1,333,237	$ 1,465,437	$ 1,439,603